AB Bond Inflation Strategy

Portfolio of Investments

July 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 72.5%
United States – 72.5%
U.S. Treasury Inflation Index 0.125%, 07/15/2024 (TIPS)	U.S.$	64,076	$62,193,851
0.125%, 07/15/2026 (TIPS)		121,215	113,941,694
0.125%, 07/15/2030 (TIPS)(a)		284,142	254,795,755
0.125%, 07/15/2031 (TIPS)		19,214	17,022,624
0.375%, 07/15/2027 (TIPS)		21,409	20,104,626
2.50%, 01/15/2029 (TIPS)(a)		84,712	87,438,168

Total Inflation-Linked Securities (cost $564,676,107)			555,496,718

CORPORATES - INVESTMENT GRADE – 7.2%
Financial Institutions – 3.8%
Banking – 2.9%
AIB Group PLC 4.263%, 04/10/2025(b)		746	733,064
Ally Financial, Inc. 6.992%, 06/13/2029		575	579,157
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(b)		958	886,782
Banco Santander SA 6.921%, 08/08/2033		400	400,000
Bank of Ireland Group PLC 6.253%, 09/16/2026(b)		456	454,536
BNP Paribas SA 4.625%, 02/25/2031(b) (c)		1,255	964,204
Capital One Financial Corp. 6.377%, 06/08/2034		1,080	1,089,990
Citigroup, Inc. 9.699% (SOFR + 4.33%), 10/30/2023(c) (d)		103	103,334
Series W 4.00%, 12/10/2025(c)		504	452,305
Series Y 4.15%, 11/15/2026(c)		480	403,642
Credit Suisse Group AG 6.373%, 07/15/2026(b)		1,025	1,026,619
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		296	268,262
3.961%, 11/26/2025		405	390,153
6.119%, 07/14/2026		696	692,659
7.146%, 07/13/2027		233	237,625
Discover Bank 4.682%, 08/09/2028		327	297,433
Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026(c)		775	663,423
HSBC Holdings PLC 7.336%, 11/03/2026		420	434,158
8.113%, 11/03/2033		1,738	1,924,661
Lloyds Banking Group PLC 8.00%, 09/27/2029(c)		1,011	944,122

	Principal Amount (000)		U.S. $ Value

Morgan Stanley 0.406%, 10/29/2027	EUR	1,030	$1,001,876
NatWest Group PLC 4.269%, 03/22/2025	U.S.$	648	640,030
Santander Holdings USA, Inc. 2.49%, 01/06/2028		497	432,440
6.499%, 03/09/2029		458	459,924
6.565%, 06/12/2029		37	36,924
Standard Chartered PLC 3.971%, 03/30/2026(b)		657	632,592
6.00%, 07/26/2025(b) (c)		1,267	1,220,501
7.141% (LIBOR 3 Month + 1.51%), 01/30/2027(b) (c) (d)		400	368,676
Svenska Handelsbanken AB 4.75%, 03/01/2031(b) (c)		1,400	1,107,442
UBS Group AG 4.194%, 04/01/2031(b)		614	555,142
UniCredit SpA 1.982%, 06/03/2027(b)		204	180,271
2.569%, 09/22/2026(b)		1,071	980,554
3.127%, 06/03/2032(b)		368	293,992
US Bancorp Series J 5.30%, 04/15/2027(c)		427	373,881
Wells Fargo & Co. 7.625%, 09/15/2028(c)		493	506,967
Series BB 3.90%, 03/15/2026(c)		418	374,971

			22,112,312

Brokerage – 0.2%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(c)		253	247,497
Series I 4.00%, 06/01/2026(c)		1,366	1,221,873

			1,469,370

Finance – 0.5%
Aircastle Ltd. 4.125%, 05/01/2024		232	227,942
6.50%, 07/18/2028(b)		558	558,731
Aviation Capital Group LLC 1.95%, 09/20/2026(b)		346	303,625
4.125%, 08/01/2025(b)		7	6,647
4.375%, 01/30/2024(b)		194	191,290
4.875%, 10/01/2025(b)		246	236,758
5.50%, 12/15/2024(b)		425	417,609
6.375%, 07/15/2030(b)		245	244,765
Synchrony Financial 2.875%, 10/28/2031		791	588,457
3.95%, 12/01/2027		429	382,917
4.50%, 07/23/2025		244	233,513

	Principal Amount (000)		U.S. $ Value

4.875%, 06/13/2025	U.S.$	414	$400,197

			3,792,451

REITs – 0.2%
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		949	776,035
4.00%, 01/15/2031		414	357,928
Vornado Realty LP 3.40%, 06/01/2031		718	532,232

			1,666,195

			29,040,328

Industrial – 3.1%
Basic – 0.1%
Freeport Indonesia PT 4.763%, 04/14/2027(b)		415	401,463

Communications - Media – 0.2%
Cox Communications, Inc. 5.70%, 06/15/2033(b)		281	282,307
Interpublic Group of Cos., Inc. (The) 5.375%, 06/15/2033		547	533,850
Prosus NV 3.257%, 01/19/2027(b)		593	535,052
4.027%, 08/03/2050(b)		487	311,096
Tencent Holdings Ltd. 3.24%, 06/03/2050(b)		655	422,003

			2,084,308

Communications - Telecommunications – 0.0%
T-Mobile USA, Inc. 5.05%, 07/15/2033		240	234,727

Consumer Cyclical - Automotive – 0.5%
General Motors Financial Co., Inc. 5.80%, 06/23/2028		723	725,972
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(b)		1,942	1,769,997
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(b)		1,378	1,279,004

			3,774,973

Consumer Cyclical - Other – 0.1%
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		92	92,525
MDC Holdings, Inc. 6.00%, 01/15/2043		731	654,179

			746,704

Consumer Non-Cyclical – 0.3%
BAT Capital Corp. 6.421%, 08/02/2033		268	268,000

	Principal Amount (000)		U.S. $ Value

Cargill, Inc. 5.125%, 10/11/2032(b)	U.S.$	632	$637,972
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,190	877,542
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		384	382,015

			2,165,529

Energy – 0.7%
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		1,496	1,161,898
5.75%, 01/15/2031(b)		1,113	1,076,694
Ecopetrol SA 8.625%, 01/19/2029		1,134	1,166,035
Oleoducto Central SA 4.00%, 07/14/2027(b)		229	203,576
ONEOK Partners LP 6.125%, 02/01/2041		105	103,185
Var Energi ASA 7.50%, 01/15/2028(b)		867	901,741
8.00%, 11/15/2032(b)		680	733,652

			5,346,781

Other Industrial – 0.0%
LKQ Corp. 6.25%, 06/15/2033(b)		312	314,044

Technology – 1.0%
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	1,853	2,038,699
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	U.S.$	1,428	1,244,216
Lenovo Group Ltd. 5.831%, 01/27/2028(b)		1,193	1,187,154
6.536%, 07/27/2032(b)		1,139	1,159,616
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		711	719,248
SK Hynix, Inc. 2.375%, 01/19/2031(b)		382	296,497
TSMC Arizona Corp. 3.875%, 04/22/2027		1,009	969,114

			7,614,544

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		214	194,454
5.875%, 07/05/2034(b)		271	265,549

			460,003

Transportation - Services – 0.1%
ENA Master Trust 4.00%, 05/19/2048(b)		303	223,735

	Principal Amount (000)		U.S. $ Value

ERAC USA Finance LLC 4.90%, 05/01/2033(b)	U.S.$	635	$625,062

			848,797

			23,991,873

Utility – 0.3%
Electric – 0.3%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		355	306,898
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		1,183	851,003
Electricite de France SA 9.125%, 03/15/2033(b) (c)		415	437,700
Engie Energia Chile SA 3.40%, 01/28/2030(b)		751	624,975

			2,220,576

Total Corporates - Investment Grade (cost $59,166,089)			55,252,777

ASSET-BACKED SECURITIES – 5.9%
Autos - Fixed Rate – 3.1%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(b)		1,047	1,045,751
American Credit Acceptance Receivables Trust Series 2022-3, Class A 4.12%, 02/13/2026(b)		290	289,563
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)		1,294	1,273,055
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		244	226,692
Series 2021-N4, Class D 2.30%, 09/11/2028		916	859,682
Series 2021-P4, Class D 2.61%, 09/11/2028		1,206	1,011,478
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(b)		1,080	1,011,530
Series 2022-A, Class C 2.17%, 04/16/2029(b)		1,765	1,671,625
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(b)		295	281,484
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		1,000	876,786

	Principal Amount (000)		U.S. $ Value

Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(b)	U.S.$	1,660	$1,525,933
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(b)		450	439,443
Series 2022-1A, Class A 5.21%, 06/15/2027(b)		1,351	1,336,500
Lendbuzz Securitization Trust Series 2023-2A, Class A2 7.09%, 10/16/2028(b)		1,179	1,171,185
Octane Receivables Trust Series 2021-2A, Class B 2.02%, 09/20/2028(b)		1,508	1,367,250
Prestige Auto Receivables Trust Series 2022-1A, Class A2 5.90%, 07/15/2025(b)		903	901,119
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(b)		1,711	1,675,671
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(b)		1,375	1,352,958
Series 2022-B, Class B 5.721%, 08/16/2032(b)		1,322	1,313,024
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(b)		447	434,516
United Auto Credit Securitization Trust Series 2022-2, Class A 4.39%, 04/10/2025(b)		541	539,665
Series 2023-1, Class A 5.57%, 07/10/2025(b)		951	949,173
Westlake Automobile Receivables Trust Series 2023-2A, Class A2A 5.87%, 07/15/2026(b)		2,063	2,062,046

			23,616,129

Other ABS - Fixed Rate – 2.4%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)		1,446	1,191,855
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(b)		118	114,534
Series 2021-Z2, Class A 1.17%, 11/16/2026(b)		213	205,167
Series 2022-X1, Class A 1.75%, 02/15/2027(b)		366	357,642
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(b)		828	820,053

	Principal Amount (000)		U.S. $ Value

Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(b)	U.S.$	482	$455,450
BHG Securitization Trust Series 2022-A, Class D 3.56%, 02/20/2035(b)		1,350	1,061,192
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		454	387,472
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(b)		603	512,801
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(b)		197	180,364
Series 2023-1, Class A2 5.99%, 03/15/2032(b)		2,148	2,117,970
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(b)		2,152	1,851,295
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)		763	645,275
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)		468	396,987
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)		494	443,942
Series 2020-1A, Class A2 3.981%, 12/20/2050(b)		326	275,639
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(b)		722	637,981
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(b)		514	428,517
Series 2022-1A, Class A2 3.695%, 01/30/2052(b)		1,640	1,344,755
Series 2023-1A, Class A2 7.308%, 01/30/2053(b)		1,955	1,903,695
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(b)		758	598,997
Series 2021-DA, Class B 2.90%, 04/20/2062(b)		793	645,425
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(b)		939	932,463

	Principal Amount (000)		U.S. $ Value

Upstart Securitization Trust Series 2021-3, Class B 1.66%, 07/20/2031(b)	U.S.$	1,090	$1,054,686

			18,564,157

Credit Cards - Fixed Rate – 0.4%
Brex Commercial Charge Card Master Trust Series 2022-1, Class A 4.63%, 07/15/2025(b)		2,894	2,823,866

Total Asset-Backed Securities (cost $48,306,820)			45,004,152

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.2%
Risk Share Floating Rate – 5.0%
Bellemeade Re Ltd. Series 2019-3A, Class M1C 7.363% (LIBOR 1 Month + 1.95%), 07/25/2029(b) (d)		335	335,922
Series 2021-1A, Class M1C 8.019% (SOFR + 2.95%), 03/25/2031(b) (d)		728	738,999
Series 2021-2A, Class M1B 6.569% (SOFR + 1.50%), 06/25/2031(b) (d)		1,425	1,418,566
Series 2021-3A, Class A2 6.069% (SOFR + 1.00%), 09/25/2031(b) (d)		1,699	1,672,468
Series 2022-1, Class M1B 7.219% (SOFR + 2.15%), 01/26/2032(b) (d)		1,255	1,244,453
Series 2022-2, Class M1A 9.069% (SOFR + 4.00%), 09/27/2032(b) (d)		2,594	2,650,842
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 7.584% (SOFR + 2.51%), 04/25/2031(b) (d)		22	21,935
Series 2019-R02, Class 1M2 7.484% (SOFR + 2.41%), 08/25/2031(b) (d)		1	1,131
Series 2019-R03, Class 1M2 7.334% (SOFR + 2.26%), 09/25/2031(b) (d)		2	2,402
Series 2019-R07, Class 1M2 7.284% (SOFR + 2.21%), 10/25/2039(b) (d)		35	35,092
Series 2020-R01, Class 1M2 7.234% (SOFR + 2.16%), 01/25/2040(b) (d)		320	322,199

	Principal Amount (000)		U.S. $ Value

Series 2020-R02, Class 2M2 7.184% (SOFR + 2.11%), 01/25/2040(b) (d)	U.S.$	159	$159,455
Series 2022-R01, Class 1M2 6.969% (SOFR + 1.90%), 12/25/2041(b) (d)		2,899	2,853,661
Series 2022-R02, Class 2M1 6.269% (SOFR + 1.20%), 01/25/2042(b) (d)		1,456	1,454,580
Series 2022-R03, Class 1M2 8.569% (SOFR + 3.50%), 03/25/2042(b) (d)		2,283	2,360,423
Series 2022-R04, Class 1M2 8.169% (SOFR + 3.10%), 03/25/2042(b) (d)		573	583,487
Series 2023-R02, Class 1M1 7.369% (SOFR + 2.30%), 01/25/2043(b) (d)		1,025	1,040,155
Eagle Re Ltd. Series 2021-2, Class M1B 7.119% (SOFR + 2.05%), 04/25/2034(b) (d)		675	677,365
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.984% (SOFR + 4.91%), 05/25/2028(d)		82	85,689
Series 2019-DNA4, Class M2 7.134% (SOFR + 2.06%), 10/25/2049(b) (d)		29	29,080
Series 2020-DNA1, Class M2 6.884% (SOFR + 1.81%), 01/25/2050(b) (d)		134	133,547
Series 2020-DNA5, Class M2 7.869% (SOFR + 2.80%), 10/25/2050(b) (d)		301	305,781
Series 2021-DNA5, Class M2 6.719% (SOFR + 1.65%), 01/25/2034(b) (d)		417	417,580
Series 2021-DNA6, Class M2 6.569% (SOFR + 1.50%), 10/25/2041(b) (d)		2,561	2,518,145
Series 2021-HQA3, Class M1 5.919% (SOFR + 0.85%), 09/25/2041(b) (d)		966	954,452
Series 2021-HQA4, Class M2 7.419% (SOFR + 2.35%), 12/25/2041(b) (d)		1,765	1,731,383
Series 2022-DNA1, Class M1B 6.919% (SOFR + 1.85%), 01/25/2042(b) (d)		1,542	1,511,352

	Principal Amount (000)		U.S. $ Value

Series 2022-DNA2, Class M1B 7.469% (SOFR + 2.40%), 02/25/2042(b) (d)	U.S.$	2,468	$2,474,056
Series 2022-DNA3, Class M1B 7.969% (SOFR + 2.90%), 04/25/2042(b) (d)		1,069	1,087,107
Series 2022-DNA4, Class M1B 8.419% (SOFR + 3.35%), 05/25/2042(b) (d)		2,051	2,109,830
Series 2022-DNA5, Class M1B 9.569% (SOFR + 4.50%), 06/25/2042(b) (d)		3,681	3,929,079
Series 2022-DNA6, Class M1A 7.219% (SOFR + 2.15%), 09/25/2042(b) (d)		967	972,210
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.884% (SOFR + 5.81%), 04/25/2028(d)		348	370,447
Series 2021-R02, Class 2M2 7.069% (SOFR + 2.00%), 11/25/2041(b) (d)		1,221	1,199,503
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.18% (SOFR + 3.86%), 05/30/2025(b) (d)		476	475,468
Series 2019-3R, Class A 8.884% (SOFR + 3.81%), 11/27/2031(b) (d)		42	41,051
Series 2020-1R, Class A 8.534% (SOFR + 3.46%), 02/27/2023(d) (e)		154	149,605
Triangle Re Ltd. Series 2021-3, Class M1A 6.969% (SOFR + 1.90%), 02/25/2034(b) (d)		519	519,705

			38,588,205

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 3955, Class SD 1.418% (6.49% - SOFR), 11/15/2041(d) (f)		1,743	141,622
Series 4693, Class SL 0.968% (6.04% - SOFR), 06/15/2047(d) (f)		1,072	104,545
Series 4954, Class SL 0.867% (5.94% - SOFR), 02/25/2050(d) (f)		1,324	130,310

	Principal Amount (000)		U.S. $ Value

Series 4981, Class HS 0.917% (5.99% - SOFR), 06/25/2050(d) (f)	U.S.$	2,646	$268,845
Federal National Mortgage Association REMICs Series 2014-78, Class SE 0.917% (5.99% - SOFR), 12/25/2044(d) (f)		768	70,820
Series 2016-77, Class DS 0.817% (5.89% - SOFR), 10/25/2046(d) (f)		845	77,160
Series 2017-62, Class AS 0.967% (6.04% - SOFR), 08/25/2047(d) (f)		899	95,905
Series 2017-97, Class LS 1.017% (6.09% - SOFR), 12/25/2047(d) (f)		1,296	140,315
Government National Mortgage Association Series 2017-122, Class SA 0.831% (6.09% - SOFR), 08/20/2047(d) (f)		699	74,402
Series 2017-134, Class MS 0.831% (6.09% - SOFR), 09/20/2047(d) (f)		792	86,839

			1,190,763

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.513% (SOFR + 2.21%), 04/25/2047(b) (d)		132	129,642

Total Collateralized Mortgage Obligations (cost $39,533,685)			39,908,610

COLLATERALIZED LOAN OBLIGATIONS – 2.9%
CLO - Floating Rate – 2.9%
AGL CLO 10 Ltd. Series 2021-10A, Class A 6.70% (SOFR + 1.39%), 04/15/2034(b) (d)		250	248,003
AGL CLO 12 Ltd. Series 2021-12A, Class D 8.438% (SOFR + 3.11%), 07/20/2034(b) (d)		948	914,943
AGL CLO 16 Ltd. Series 2021-16A, Class D 8.688% (SOFR + 3.36%), 01/20/2035(b) (d)		650	628,713
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 8.745% (SOFR + 3.41%), 01/20/2032(b) (d)		415	402,164

	Principal Amount (000)		U.S. $ Value

Series 2021-1A, Class A 6.788% (SOFR + 1.46%), 07/20/2034(b) (d)	U.S.$	1,111	$1,103,221
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 8.67% (SOFR + 3.36%), 04/15/2034(b) (d)		1,000	978,466
Ballyrock CLO 16 Ltd. Series 2021-16A, Class C 8.488% (SOFR + 3.16%), 07/20/2034(b) (d)		660	634,877
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 9.17% (SOFR + 3.86%), 01/17/2034(b) (d)		400	394,650
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.52% (SOFR + 2.21%), 04/17/2033(b) (d)		880	847,530
Series 2020-78A, Class D 8.57% (SOFR + 3.26%), 04/17/2033(b) (d)		460	442,636
Dryden 98 CLO Ltd. Series 2022-98A, Class D 8.426% (SOFR + 3.10%), 04/20/2035(b) (d)		500	460,256
Elevation CLO Ltd. Series 2020-11A, Class C 7.77% (LIBOR 3 Month + 2.20%), 04/15/2033(b) (d)		780	740,523
Elmwood CLO IX Ltd. Series 2021-2A, Class D 8.538% (SOFR + 3.21%), 07/20/2034(b) (d)		1,065	1,034,515
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 8.482% (LIBOR 3 Month + 2.90%), 07/19/2034(b) (d)		1,120	1,085,053
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 6.658% (SOFR + 1.33%), 04/20/2034(b) (d)		1,077	1,068,648
Magnetite XXVI Ltd. Series 2020-26A, Class A1R 6.733% (SOFR + 1.38%), 07/25/2034(b) (d)		2,348	2,334,886
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class D 8.37% (SOFR + 3.06%), 07/16/2035(b) (d)		1,295	1,240,428

	Principal Amount (000)		U.S. $ Value

Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 6.70% (SOFR + 1.39%), 07/17/2035(b) (d)	U.S.$	1,354	$1,347,494
New Mountain CLO 3 Ltd. Series CLO-3A, Class A 6.768% (SOFR + 1.44%), 10/20/2034(b) (d)		500	497,259
OCP CLO Ltd. Series 2020-18A, Class AR 6.678% (SOFR + 1.35%), 07/20/2032(b) (d)		1,424	1,416,118
Pikes Peak CLO 8 Series 2021-8A, Class A 6.758% (SOFR + 1.43%), 07/20/2034(b) (d)		1,450	1,442,390
Rad CLO 7 Ltd. Series 2020-7A, Class C 7.57% (SOFR + 2.26%), 04/17/2033(b) (d)		400	391,280
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.74% (SOFR + 1.43%), 01/15/2035(b) (d)		291	289,147
Regatta XX Funding Ltd. Series 2021-2A, Class D 8.67% (SOFR + 3.36%), 10/15/2034(b) (d)		1,425	1,389,716
Regatta XXIV Funding Ltd. Series 2021-5A, Class D 8.688% (SOFR + 3.36%), 01/20/2035(b) (d)		500	485,069
Sixth Street CLO XVII Ltd. Series 2021-17A, Class A 6.828% (SOFR + 1.50%), 01/20/2034(b) (d)		381	379,846
Voya CLO Ltd. Series 2019-1A, Class DR 8.42% (SOFR + 3.11%), 04/15/2031(b) (d)		340	317,094

Total Collateralized Loan Obligations (cost $22,999,311)			22,514,925

CORPORATES - NON-INVESTMENT GRADE – 1.3%
Industrial – 1.2%
Capital Goods – 0.1%
TK Elevator Midco GmbH 4.375%, 07/15/2027(b)	EUR	401	401,532

Communications - Media – 0.5%
Altice Financing SA 3.00%, 01/15/2028(b)		642	523,275

	Principal Amount (000)		U.S. $ Value

CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(b)	U.S.$	104	$87,980
4.50%, 06/01/2033(b)		368	291,456
4.75%, 02/01/2032(b)		2,261	1,872,899
DISH DBS Corp. 5.75%, 12/01/2028(b)		1,067	823,255
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	561	495,787

			4,094,652

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(b)		307	236,246
Lorca Telecom Bondco SA 4.00%, 09/18/2027(b)		642	661,945

			898,191

Consumer Cyclical - Automotive – 0.1%
Ford Motor Credit Co. LLC 7.35%, 11/04/2027	U.S.$	501	514,812

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 4.00%, 08/01/2028(b)		1,235	1,096,964

Consumer Non-Cyclical – 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	550	533,368

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(b)		642	622,748

Technology – 0.1%
Seagate HDD Cayman 8.25%, 12/15/2029(b)	U.S.$	881	922,751

			9,085,018

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b) (c)		751	676,688

Total Corporates - Non-Investment Grade (cost $11,363,329)			9,761,706

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Non-Agency Floating Rate CMBS – 0.7%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.269% (SOFR + 1.05%), 11/15/2033(b) (d)		1,755	1,550,210

	Principal Amount (000)		U.S. $ Value

BBCMS Mortgage Trust Series 2020-BID, Class A 7.477% (SOFR + 2.25%), 10/15/2037(b) (d)	U.S.$	1,383	$1,313,620
BX Commercial Mortgage Trust Series 2019-IMC, Class D 7.237% (SOFR + 2.01%), 04/15/2034(b) (d)		185	181,733
Series 2019-IMC, Class E 7.487% (SOFR + 2.26%), 04/15/2034(b) (d)		895	873,835
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.069% (SOFR + 2.00%), 01/25/2051(b) (d)		110	105,383
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.801% (SOFR + 1.58%), 07/15/2036(b) (d)		391	359,565

			4,384,346

Non-Agency Fixed Rate CMBS – 0.5%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(b)		520	423,601
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.152%, 08/10/2044(b)		19	5,475
Series 2014-GC18, Class D 5.056%, 01/10/2047(b)		158	42,452
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(e) (g)		573	538,591
Series 2021-1, Class A2 2.435%, 08/15/2026(e) (g)		1,421	1,342,569
Series 2021-1, Class AS 2.638%, 08/15/2026(e) (g)		40	38,697
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(e)		1,070	1,022,898
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		314	285,131
Series 2014-C22, Class XA 0.794%, 09/15/2047(h)		17,353	80,229
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		78	28,470

	Principal Amount (000)		U.S. $ Value

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class XA 1.029%, 10/15/2048(h)	U.S.$	9,174	$133,586
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.337%, 12/15/2059		330	279,744
Series 2016-NXS6, Class C 4.388%, 11/15/2049		525	427,580

			4,649,023

Total Commercial Mortgage-Backed Securities (cost $10,000,425)			9,033,369

MORTGAGE PASS-THROUGHS – 1.1%
Agency Fixed Rate 30-Year – 1.1%
Federal National Mortgage Association Series 2022 2.50%, 03/01/2052		3,619	3,062,819
3.00%, 02/01/2052		6,399	5,639,012

Total Mortgage Pass-Throughs (cost $10,024,567)			8,701,831

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.4%
Basic – 0.0%
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		125	89,414

Capital Goods – 0.1%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		590	578,312
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(b)		270	1,082

			579,394

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		427	356,874

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		483	429,870

Consumer Non-Cyclical – 0.1%
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(b)		592	558,552
Natura Cosmeticos SA 4.125%, 05/03/2028(b)		583	511,145
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e) (g) (i) (j) (k)		655	65

			1,069,762

			2,525,314

	Principal Amount (000)		U.S. $ Value

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(b)	U.S.$	89	$87,043

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(b) (l) (m)		266	10,646

Total Emerging Markets - Corporate Bonds (cost $3,742,244)			2,623,003

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Hungary – 0.2%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(b)		1,197	1,197,024

Mexico – 0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(b)		1,016	924,164

Total Quasi-Sovereigns (cost $2,208,718)			2,121,188

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
University of California Series 2021-B 3.071%, 05/15/2051 (cost $1,451,184)		1,465	1,004,260

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(b) (cost $922,000)		922	798,092

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. (Special Investment)(g) (i) (k) (cost $493,491)		556	401,052

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Colombia – 0.0%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $247,331)	U.S.$	248	193,564

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(n) (o) (p) (cost $20,465,783)	20,465,783	$20,465,783

Total Investments – 101.0% (cost $795,601,084)(q)		773,281,030
Other assets less liabilities – (1.0)%		(7,438,813)

Net Assets – 100.0%		$765,842,217

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	510	September 2023	$59,662,031	$(962,974)
U.S. T-Note 2 Yr (CBT) Futures	591	September 2023	119,991,469	(1,641,795)
U.S. T-Note 5 Yr (CBT) Futures	447	September 2023	47,748,680	(757,773)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	26	September 2023	26,828,805	200,003
U.S. Ultra Bond (CBT) Futures	22	September 2023	2,908,812	33,451

				$(3,129,088)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	EUR	5,893	USD	6,499	10/12/2023	$(3,292)
State Street Bank & Trust Co.	JPY	1,314	USD	10	08/25/2023	235

						$(3,057)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	(5.00)%	Quarterly	4.09%	USD	4,391	$(179,961)	$(9,033)	$(170,928)
iTraxx Australia Series 39, 5 Year Index, 06/20/2028*	(1.00)	Quarterly	0.72	USD	32,147	(432,445)	(328,251)	(104,194)
Sale Contracts
CDX-NAIG Series 40, 5 Year Index, 06/20/2028*	1.00	Quarterly	0.63	USD	32,147	553,533	432,965	120,568

						$(58,873)	$95,681	$(154,554)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	3,000	01/15/2024	1.599%	CPI#	Maturity	$395,916	$—	$395,916
USD	20,700	07/15/2024	3.440%	CPI#	Maturity	166	—	166
USD	64,600	02/26/2025	1.589%	CPI#	Maturity	8,173,671	—	8,173,671
USD	38,550	02/28/2025	1.527%	CPI#	Maturity	4,993,507	—	4,993,507
USD	61,010	05/13/2027	3.263%	CPI#	Maturity	(313,599)	—	(313,599)
USD	29,760	07/08/2027	2.770%	CPI#	Maturity	302,308	—	302,308
USD	29,760	07/08/2027	2.778%	CPI#	Maturity	291,708	—	291,708

						$13,843,677	$—	$13,843,677

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,160	06/09/2025	2.000%	1 Day SOFR	Annual	$63,826	$58,491	$5,335
USD	2,106	08/04/2025	1.970%	1 Day SOFR	Annual	138,014	113,565	24,449
USD	5,400	10/04/2026	1.170%	1 Day SOFR	Annual	582,738	505,778	76,960
USD	1,080	11/08/2026	1.451%	1 Day SOFR	Annual	108,087	93,638	14,449
USD	1,080	11/09/2026	1.470%	1 Day SOFR	Annual	107,392	93,647	13,745
USD	7,030	04/04/2027	2.235%	1 Day SOFR	Annual	529,739	477,416	52,323
USD	20,920	06/05/2027	0.345%	1 Day SOFR	Annual	2,961,225	2,827,034	134,191
USD	715	07/12/2027	2.000%	1 Day SOFR	Annual	56,311	55,423	888
USD	5,395	06/04/2029	1.985%	1 Day SOFR	Annual	557,340	536,543	20,797
USD	3,170	09/27/2029	1.300%	1 Day SOFR	Annual	486,185	442,472	43,713
USD	40,300	05/21/2031	1.394%	1 Day SOFR	Annual	6,683,868	6,328,047	355,821
USD	1,490	11/10/2035	2.410%	1 Day SOFR	Annual	198,887	176,299	22,588
USD	595	03/06/2042	3.500%	1 Day SOFR	Annual	12,096	—	12,096

						$12,485,708	$11,708,353	$777,355

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	5	$(1,050)	$(747)	$(303)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5	(1,050)	(597)	(453)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7	(1,517)	(681)	(836)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	15	(3,151)	(2,074)	(1,077)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	15	(3,150)	(1,889)	(1,261)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	14	(2,918)	(1,554)	(1,364)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	21	(4,317)	(2,419)	(1,898)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	24	(5,017)	(2,904)	(2,113)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	24	(5,018)	(2,812)	(2,206)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	28	(5,834)	(2,826)	(3,008)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	34	(7,001)	(3,923)	(3,078)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	52	$(10,736)	$(5,868)	$(4,868)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	49	(10,152)	(5,133)	(5,019)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3	(584)	(322)	(262)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	69	(14,237)	(7,664)	(6,573)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	73	(15,170)	(5,433)	(9,737)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	95	(19,721)	(7,213)	(12,508)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	17	(3,500)	(1,812)	(1,688)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	73	(15,170)	(8,443)	(6,727)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	84	(17,504)	(9,741)	(7,763)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	122	(25,322)	(12,792)	(12,530)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	123	(25,439)	(12,846)	(12,593)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	402	(83,319)	(21,122)	(62,197)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8	(1,750)	(1,174)	(576)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8	(1,751)	(693)	(1,058)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	17	(3,501)	(1,527)	(1,974)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	17	$(3,501)	$(1,411)	$(2,090)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	33	(6,885)	(3,283)	(3,602)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	93	(19,371)	(9,115)	(10,256)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	100	(20,771)	(7,927)	(12,844)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	107	(22,288)	(6,941)	(15,347)

						$(360,695)	$(152,886)	$(207,809)

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2023, the aggregate market value of these securities amounted to $149,315,944 or 19.5% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2023.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.41% of net assets as of July 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$554,727	$538,591	0.07%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	1,450,093	1,342,569	0.18%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	40,686	38,697	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,135,906	1,022,898	0.13%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.534%, 02/27/2023	02/11/2000	154,096	149,605	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014	363,153	65	0.00%

(f)	Inverse interest only security.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	IO - Interest Only.
(i)	Non-income producing security.
(j)	Defaulted matured security.
(k)	Fair valued by the Adviser.
(l)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2023.
(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2023.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,747,576 and gross unrealized depreciation of investments was $(27,941,106), resulting in net unrealized depreciation of $(11,193,530).

Currency Abbreviations:

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TIPS – Treasury Inflation Protected Security

AB Bond Inflation Strategy

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of July 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$555,496,718	$—	$555,496,718
Corporates - Investment Grade	668,000	54,584,777	—	55,252,777
Asset-Backed Securities	—	45,004,152	—	45,004,152
Collateralized Mortgage Obligations	—	39,908,610	—	39,908,610
Collateralized Loan Obligations	—	22,514,925	—	22,514,925
Corporates - Non-Investment Grade	—	9,761,706	—	9,761,706
Commercial Mortgage-Backed Securities	—	7,113,512	1,919,857	9,033,369
Mortgage Pass-Throughs	—	8,701,831	—	8,701,831
Emerging Markets - Corporate Bonds	—	2,622,938	65	2,623,003
Quasi-Sovereigns	—	2,121,188	—	2,121,188
Local Governments - US Municipal Bonds	—	1,004,260	—	1,004,260
Emerging Markets - Sovereigns	—	798,092	—	798,092
Common Stocks	—	—	401,052	401,052
Governments - Sovereign Bonds	—	193,564	—	193,564
Short-Term Investments	20,465,783	—	—	20,465,783

Total Investments in Securities	21,133,783	749,826,273	2,320,974	773,281,030
Other Financial Instruments(a):
Assets:
Futures	233,454	—	—	233,454
Forward Currency Exchange Contracts	—	235	—	235
Centrally Cleared Credit Default Swaps	—	553,533	—	553,533
Centrally Cleared Inflation (CPI) Swaps	—	14,157,276	—	14,157,276
Centrally Cleared Interest Rate Swaps	—	12,485,708	—	12,485,708
Liabilities:
Futures	(3,362,542)	—	—	(3,362,542)
Forward Currency Exchange Contracts	—	(3,292)	—	(3,292)
Centrally Cleared Credit Default Swaps	—	(612,406)	—	(612,406)
Centrally Cleared Inflation (CPI) Swaps	—	(313,599)	—	(313,599)
Credit Default Swaps	—	(360,695)	—	(360,695)

Total	$18,004,695	$775,733,033	$2,320,974	$796,058,702

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the nine months ended July 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$43,764	$523,257	$546,555	$20,466	$485